SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details) - Software and platform	12 Months Ended
Oct. 31, 2020
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years